Related Party Transactions - Additional Information (Details)		12 Months Ended
	Jan. 05, 2023 USD ($)	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 AUD ($) $ / shares shares	Aug. 26, 2020 $ / shares
Dr Spyros Papapetropoulos
Disclosure of transactions between related parties [line items]
New chief executive officer remuneration per year	$ 525,000
Amount reimbursement for the cost of procuring health benefits per month	2,500
Signing on bonus	$ 50,000
Explanation of the employment contract		On 5 January 2023, Dr Spyros Papapetropoulos commenced employment as President and Chief Executive Officer, details of the employment contract are set out below:•Fixed Remuneration of $525,000 per year base salary, plus reimbursement for the cost of procuring health benefits in the United States for an amount equal to $2,500 per month;•Signing on bonus of $50,000;•A short-term incentive/bonus potential of 50% of base salary, upon meeting the applicable performance criteria established by the Remuneration Committee of the Board, against agreed financial, strategic and operational targets;•Severance pay of 1 times base salary plus a 1 time target bonus potential to be paid in equal instalments over the following 12-month period; and•any outstanding equity compensation awards will fully and immediately vest.
Dr Errol De Souza
Disclosure of transactions between related parties [line items]
Agreed transitional amount payable		$ 351,376
Bonus payable			$ 332,325
Mr Connors
Disclosure of transactions between related parties [line items]
Number of shares issued | shares		3,500,000	3,500,000	0
Loans to Directors and Other Key Management Personnel
Disclosure of transactions between related parties [line items]
Loans to director or other key management personnel		$ 0		$ 0
Apeiron
Disclosure of transactions between related parties [line items]
Number of shares issued | shares		0	0	14,574,780
Fair value at date of issue | $ / shares					$ 0.06
Presight
Disclosure of transactions between related parties [line items]
Number of shares issued | shares				109,311,660
Fair value at date of issue | $ / shares				$ 0.09645
BVF Partners
Disclosure of transactions between related parties [line items]
Number of shares issued | shares				7,287,480
Fair value at date of issue | $ / shares				$ 0.09645